Related Party Balance and Transactions (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥) item	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)
Related Party Balance and Transactions
Other income shared with related parties	¥ 100
Funding provided by related parties	386	¥ 4,670
Amounts due to related parties	67,979		¥ 68,848
Other Payables
Related Party Balance and Transactions
Amounts due to related parties	14,456		14,361
Jiushen | Other Payables
Related Party Balance and Transactions
Amounts due to related parties	790		790
Jiufeng | Other Payables
Related Party Balance and Transactions
Amounts due to related parties	149		149
Chenji Zhaozhao
Related Party Balance and Transactions
Other income shared with related parties	100
Chenji Zhaozhao | Other Payables
Related Party Balance and Transactions
Amounts due to related parties			191
Jiuzhen | Other Payables
Related Party Balance and Transactions
Amounts due to related parties	¥ 3,981		3,981
Chongkai
Related Party Balance and Transactions
Number of company founders | item	2
Chongkai | Other Payables
Related Party Balance and Transactions
Amounts due to related parties	¥ 3,689		3,689
Muju | Other Payables
Related Party Balance and Transactions
Amounts due to related parties	5,847		5,561
Self Commitment and Non-Group Collaborative Agreements
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties	286	4,670
Self Commitment and Non-Group Collaborative Agreements | Jiufeng
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties	0	23
Self Commitment and Non-Group Collaborative Agreements | Jiuzhen
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties	0	4,022
Self Commitment and Non-Group Collaborative Agreements | Chongkai
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties	0	59
Self Commitment and Non-Group Collaborative Agreements | Muju
Related Party Balance and Transactions
Base commission income and sales incentive income shared with related parties	286	¥ 566
Exclusive Sales Contracts Without Sales Commitment Arrangement
Related Party Balance and Transactions
Amounts due to related parties	10,257		10,257
Exclusive Sales Contracts Without Sales Commitment Arrangement | Jiushen
Related Party Balance and Transactions
Amounts due to related parties	29		29
Exclusive Sales Contracts Without Sales Commitment Arrangement | Jiufeng
Related Party Balance and Transactions
Amounts due to related parties	495		495
Exclusive Sales Contracts Without Sales Commitment Arrangement | Derong
Related Party Balance and Transactions
Amounts due to related parties	9,733		9,733
Non-Group Collaborative Agreements
Related Party Balance and Transactions
Amounts due to related parties	43,266		44,230
Non-Group Collaborative Agreements | Gefei Chengyun
Related Party Balance and Transactions
Amounts due to related parties	10,759		10,759
Non-Group Collaborative Agreements | Jiufeng
Related Party Balance and Transactions
Amounts due to related parties	242		242
Non-Group Collaborative Agreements | Jiuchuan
Related Party Balance and Transactions
Amounts due to related parties	9,403		9,403
Non-Group Collaborative Agreements | Longshutianye
Related Party Balance and Transactions
Amounts due to related parties	10,140		10,140
Non-Group Collaborative Agreements | Yunde
Related Party Balance and Transactions
Amounts due to related parties	9,383		9,383
Non-Group Collaborative Agreements | Detong
Related Party Balance and Transactions
Amounts due to related parties	3,274		3,274
Non-Group Collaborative Agreements | Qixing
Related Party Balance and Transactions
Amounts due from a related party	0		(964)
Non-Group Collaborative Agreements | Jiushi
Related Party Balance and Transactions
Amounts due to related parties	¥ 65		¥ 65